DISPOSAL OF A SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2013
Business acquisition:
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
In February 2013, we sold our interest in the company that owns and operates the Golar Maria to Golar Partners.

(in thousands of $)	Golar Maria
Cash consideration received (1)	127,900
Carrying value of the assets sold to Golar Partners	(45,630)
Gain on disposal	82,270
Deferred gain on sale (note 27)	(17,114)
Gain recognized on sale of Golar Maria	65,156